DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF ASSETS AND LIABILITIES FOR DISCONTINUED OPERATIONS OF THE DISPOSAL GROUP

The assets and liabilities for discontinued operations of the Disposal Group comprised the following items as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Current assets held for sale associated with discontinued operation of ELPW
Cash and cash equivalents	$87	$389
Restricted cash	128,866	171,487
Accounts receivable, net	-	67,897
Inventories, net	-	1,428,197
Prepaid expenses and other current assets	1,111,798	1,340,507
Total current assets held for sale associated with discontinued operation of ELPW	1,240,751	3,008,477
Non-current assets held for sale associated with discontinued operation of ELPW
Long term accounts receivable, net	-	8,569
Property, plant and equipment, net	-	855,190
Intangible assets	-	2,673
Right-of-use assets	15,616,368	15,207,546
Finance lease right of use assets	58,570	85,801
Total non-current assets held for sale associated with discontinued operation of ELPW	15,674,938	16,159,779
Total assets held for sale associated with discontinued operation of ELPW	$16,915,689	$19,168,256

Current liabilities held for sale associated with discontinued operation of ELPW
Note Payable	$-	$2,574,765
Short term loans	-	1,807,324
Short-term loans– related parties	-	561,698
Current portion of long-term loan payable	500,493	479,498
Accounts and notes payable	1,138,245	1,072,090
Amounts due to related parties	76,295	59,395
Contract liabilities	3,852,555	3,773,542
Accrued expenses and other current liabilities	4,383,679	4,368,186
Product warranty provision-current	1,485,175	1,368,031
Total current liabilities held for sale associated with discontinued operation of ELPW	11,436,442	16,064,529
Non-current liabilities held for sale associated with discontinued operation of ELPW
Product warranty provision-non current	167,849	642,177
Lease liability-non current	24,242,648	21,946,223
Finance liability-non current	145,134	131,635
Total non-current liabilities held for sale associated with discontinued operation of ELPW	24,555,631	22,720,035
Total liabilities held for sale associated with discontinued operation of ELPW	$35,992,073	$38,784,564
Total net assets of the Disposal Group	$(19,076,384)	$(19,616,308)

SCHEDULE OF CASH FLOWS OF DISPOSAL GROUP

The condensed cash flows of Disposal Group were as follows for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023

Net cash generated from (used in) operating activities	$984,591	$(3,010,558)	$(5,693,128)
Net cash used in investing activities	-	(145,650)	(548,931)
Net cash generated from financing activities	160,976	2,793,337	6,369,570

	For the years ended December 31,
	2025	2024	2023

Significant non-cash operating items:
Reversal (provision) for losses on accounts receivable	$425,124	$2,763,188	$(301,002)
Provision for inventory	277,780	483,992	184,713
Depreciation and amortization expense	11,387	1,713,096	1,385,840
Impairment of property, plant and equipment	526,793	10,350,589	-
Amortization of operating and finance right-of-use assets	1,579,611	1,582,452	1,607,292
(Gain) loss on disposals of property, plant and equipment	(366,708)	52,220	-
(Reversal from) provision for warranty liability	(112,864)	(674,122)	42,176
Significant investing activities:
Purchase of property, plant and equipment	-	-	(548,931)
Placement of long-term investments	-	(145,650)	-
Significant financing activities:
Repayment of bank borrowings	-	-	(706,108)
Capital injection from share capital shareholders	-	-	4,236,649
Proceeds from borrowings from related parties	117,076	13,897	564,887
Proceeds from borrowings from third parties	43,900	3,549,343	2,010,327
Repayments of borrowings to third parties	-	(526,703)	(475,632)
Proceed from loan payable with pledged assets	-	-	985,929
Repayments of loan payable with pledged assets	-	(243,200)	(246,482)

SCHEDULE OF RECONCILIATION OF DISCONTINUED OPERATIONS

Reconciliation of the major classes of losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2025, 2024 and 2023 is as follow:

	For the years ended December 31,
	2025	2024	2023

Major classes of line items constituting pre-tax profit of discontinued operations
Revenues	$304,284	$386,940	$3,162,739
Cost of revenues	(1,153,971)	(575,868)	(3,435,254)
Cost of revenue – idle capacity	(36,267)	(572,862)	(1,281,126)
Selling expenses	(2,333)	(104,438)	(216,146)
Reversal from (provision for) warranty liability	112,864	674,122	(42,176)
General and administrative expenses	(292,048)	(1,371,078)	(2,566,588)
Depreciation and amortization expense	(11,387)	(1,713,096)	(1,385,840)
Amortization of operating and finance right-of-use assets	(1,579,611)	(1,582,452)	(1,607,292)
(Provision for) reversal from credit loss	(425,124)	(2,763,188)	301,002
Impairment of property, plant and equipment	(526,793)	(10,350,589)	-
Research and development expenses	(18,266)	(108,863)	(873,968)
Interest expense	(59,549)	(377,074)	(82,474)
Charges of legal compensation and contract default penalty expense	(74,982)	(436,809)	(30,295)
Gain (loss) on disposals of property, plant, and equipment	366,708	(52,220)	-
Other income due to debt forgiven by a third party	8,995	55,998	375,699
Government grant	-	-	124,685
Others, net	(80,950)	(398,450)	111,033
Loss from discontinued operations, before income tax	(3,468,430)	(19,289,927)	(7,446,001)
Income tax expense	-	-	-
Net loss from discontinued operations	$(3,468,430)	$(19,289,927)	$(7,446,001)